COMMITMENTS AND CONTINGENCIES (Details)	Sep. 30, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 11,250
2024	18,750
Total minimum lease payments:	30,000
Less amount representing interest	(4,520)
Present value of minimum lease payments:	$ 25,480